CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 7,653,479	$ 12,535,672	$ 87,771
Accounts Receivable	236,918	39,112	0
Inventories	915,156	1,265,593	1,147,345
Prepaid Expenses	366,960	107,761	59,244
Total Current Assets	9,172,513	13,948,138	1,294,360
Property and Equipment at cost, Net	849,917	779,297	860,932
Other Assets
Deferred Financing Costs	203,092	363,403	421,077
Restricted Cash	452,004	452,004	336,963
Deposits	12,577	12,577	12,577
Total Other Assets	667,673	827,984	770,617
TOTAL ASSETS	10,690,103	15,555,419	2,925,909
Current Liabilities
Accounts Payable	1,158,826	1,058,671	1,303,414
Accrued Expenses	753,143	747,079	537,705
Accrued Interest	35,417	0	0
Current Portion of Deferred Revenue	69,259	0	0
Current Portion of Leasehold Improvement Loan	12,099	11,569	10,576
Notes Payable - Related Parties	0	0	450,000
Total Current Liabilities	2,028,744	1,817,319	2,301,695
Notes Payable, Net of Debt Discount	4,816,650	3,773,524	0
Warrant Liability	171,590	229,345	0
End of Term Liability, Notes Payable	132,500	106,000	0
Deferred Revenue	1,624,444	0	0
Deferred Rent Liability	116,500	127,595	149,785
Leasehold Improvement Loan	71,705	77,890	88,613
TOTAL LIABILITIES	8,962,133	6,131,673	2,540,093
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred Stock - $0.001 par value: 10,000,000 and 8,221,678 shares authorized, 0 and 8,221,678 shares issued and outstanding with a liquidation preference of $0 and $31,959,545 at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	0	0	8,222
Common Stock $.001 par value at December 31, 2011 and $0.0001 par value at Decmber 31, 2012 and June 30, 2013 75,000,000 shares authorized, 5,871,002 shares issued and outstanding and 6,500,000 authorized and 518,908 shares issued and outstanding at December 31, 2011	587	587	519
Additional paid-in capital	46,973,802	46,532,487	30,185,200
Accumulated Deficit	(45,246,419)	(37,109,328)	(29,808,015)
TOTAL STOCKHOLDERS' EQUITY	1,727,970	9,423,746	385,816
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,690,103	$ 15,555,419	$ 2,925,909